Investment Securities (Tables)	12 Months Ended
Dec. 31, 2024
Investment Securities [Abstract]
Amortized Cost and Fair Value of Securities Available For Sale
The amortized cost and fair value of the securities available for sale are as follows:

(dollars in thousands)	December 31, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government sponsored enterprises	$86,833	$4	$1,220	$85,617
State and political subdivisions	18	-	-	18
Mortgage backed securities and collateralized mortgage obligations - residential	239,420	114	26,406	213,128
Corporate bonds	45,033	-	452	44,581
Small Business Administration - guaranteed participation securities	15,471	-	1,330	14,141
Other	688	12	-	700
Total securities available for sale	$387,463	$130	$29,408	$358,185

(dollars in thousands)	December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government sponsored enterprises	$121,728	$5	$3,065	$118,668
State and political subdivisions	26	-	-	26
Mortgage backed securities and collateralized mortgage obligations - residential	263,182	270	25,775	237,677
Corporate bonds	80,150	-	2,098	78,052
Small Business Administration - guaranteed participation securities	18,740	-	1,554	17,186
Other	687	11	18	680
Total securities available for sale	$484,513	$286	$32,510	$452,289

Securities, Available-for-sale and Held-to-maturity [Abstract]
Proceeds from Sales, Calls/Paydowns and Maturities of Securities Available for Sale, Gross Realized Gains and Gross Realized Losses
The proceeds from sales, calls/paydowns and maturities of securities available for sale, and gross realized gains and gross realized losses from sales during 2024, 2023, and 2022 are as follows:

	Years ended December 31,
(dollars in thousands)	2024	2023	2022

Proceeds from sales	$-	$-	$-
Proceeds from calls/paydowns	68,119	53,503	68,954
Proceeds from maturities	70,608	5,008	15,057
Gross realized losses	-	-	-
Gross realized gains	-	-	-

Amortized Cost and Fair Value of Held to Maturity Securities
The amortized cost and fair value of the held to maturity securities are as follows:

	December 31, 2024
(dollars in thousands)	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
Mortgage backed securities and collateralized mortgage obligations - residential	$5,365	$45	$104	$5,306
Total held to maturity	$5,365	$45	$104	$5,306

	December 31, 2023
(dollars in thousands)	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
Mortgage backed securities and collateralized mortgage obligations - residential	$6,458	$74	$136	$6,396
Total held to maturity	$6,458	$74	$136	$6,396

Securities Held in Available For Sale and Held to Maturity Greater Than 10% of Shareholders Equity
The Company has the following balances of securities held in the available for sale and held to maturity portfolios as of December 31, 2024 that represent greater than 10% of shareholders’ equity:

(dollars in thousands)	Amortized Cost	Fair Value
Federal National Mortgage Association	$145,419	$130,046
Federal Home Loan Mortgage Corporation	98,208	89,081

Securities Available for Sale [Member]
Securities, Available-for-sale and Held-to-maturity [Abstract]
Debt Securities Based on Securities Contractual Maturity
The following table categorizes the amortized cost and fair value of debt securities included in the available for sale portfolio as of December 31, 2024, based on the securities’ final maturity. Actual maturities may differ because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty. Securities not due at a single maturity are shown separately:

(dollars in thousands)	Amortized Cost	Fair Value

Due in one year or less	$70,130	$69,623
Due in after one year through five years	50,442	49,332
Due after five years through ten years	12,000	11,961
Mortgage backed securities and collateralized mortgage obligations - residential	239,420	213,128
Small Business Administration - guaranteed participation securities	15,471	14,141
	$387,463	$358,185

Gross Unrealized Losses on Investment Securities and Related Fair Values in Unrealized Loss Position
Gross unrealized losses on securities available for sale and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position, were as follows:

(dollars in thousands)	December 31, 2024
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss
U.S. government sponsored enterprises	$11,961	$38	$68,651	$1,182	$80,612	$1,220
Mortgage backed securities and collateralized mortgage obligations - residential	12,346	280	194,636	26,126	206,982	26,406
Corporate bonds	-	-	44,581	452	44,581	452
Small Business Administration - guaranteed participation securities	-	-	14,141	1,330	14,141	1,330

Total	$24,307	$318	$322,009	$29,090	$346,316	$29,408

(dollars in thousands)	December 31, 2023
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss
U.S. government sponsored enterprises	$-	$-	$116,163	$3,065	$116,163	$3,065
Mortgage backed securities and collateralized mortgage obligations - residential	-	-	227,891	25,775	227,891	25,775
Corporate bonds	-	-	78,052	2,098	78,052	2,098
Small Business Administration - guaranteed participation securities	-	-	17,186	1,554	17,186	1,554
Other	-	-	631	18	631	18

Total	$-	$-	$439,923	$32,510	$439,923	$32,510

Held to Maturity Securities [Member]
Securities, Available-for-sale and Held-to-maturity [Abstract]
Debt Securities Based on Securities Contractual Maturity
The following table categorizes the debt securities included in the held to maturity portfolio as of December 31, 2024, based on the securities’ final maturity. Actual maturities may differ because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty. Securities not due at a single maturity date are shown separately.

(dollars in thousands)	Amortized Cost	Fair Value
Mortgage backed securities and collateralized mortgage obligations - residential	$5,365	5,306
	$5,365	5,306

Gross Unrealized Losses on Investment Securities and Related Fair Values in Unrealized Loss Position
Gross unrealized losses on held to maturity securities and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position, were as follows:

	December 31, 2024
(dollars in thousands)	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unrec. Loss	Fair Value	Gross Unrec. Loss	Fair Value	Gross Unrec. Loss
Mortgage backed securities and collateralized mortgage obligations - residential	$592	$7	$2,047	$97	$2,639	$104
Total	$592	$7	$2,047	$97	$2,639	$104

	December 31, 2023
(dollars in thousands)	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unrec. Loss	Fair Value	Gross Unrec. Loss	Fair Value	Gross Unrec. Loss
Mortgage backed securities and collateralized mortgage obligations - residential	$283	$3	$2,703	$133	$2,986	$136
Total	$283	$3	$2,703	$133	$2,986	$136